Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events

The Plan was amended and restated effective January 1, 2026 and employees of Discover and its subsidiaries, that satisfy the participation requirements, became eligible to participate in the Plan on this date. Beginning on January 2, 2026 through January 8, 2026, all assets that were part of the Discover 401(k) Plan were physically transferred to the Trustee's account.